Summary of Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2017
Machinery equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	10 years
Computer software [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	10 years
Electronic equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Electronic equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	20 years
Office equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Office equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	10 years
Motor vehicles [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Motor vehicles [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	10 years
Buildings [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	20 years
Buildings [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	50 years